Investments And Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Summary of the Plan's Fair Value Hierarchy for those Assets that are Measured at Fair Value on a Recurring Basis
The Plan’s fair value hierarchy for those assets that are measured at fair value on a recurring basis as of December 31,
2025
and 2024 are summarized as follows:

	Fair Value Measurements
	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
2025
Assets:
Investments at fair value:
Registered investment companies	$442,383,629	$ - 0 -	$-0-	$442,383,629
Common and collective trusts	4,586,307,483	- 0 -	-0-	4,586,307,483
Common stock – Bank of Montreal	176,981,909	-0-	-0-	176,981,909

Total Investments at Fair Value	$5,205,673,021	$ - 0 -	$-0-	$5,205,673,021

2024
Assets:
Investments at fair value:
Registered investment companies	$290,552,712	$-0-	$-0-	$290,552,712
Common stock – Bank of Montreal	137,890,385	-0-	-0-	137,890,385
Cash and cash equivalents	10,194,059	-0-	-0-	10,194,059

Total Assets in the Fair Value Hierarchy	$438,637,156	$-0-	$-0-	438,637,156

Investments measured at NAV:
Common and collective trusts				4,163,299,428

Total Investments at Fair Value				$4,601,936,584